Retail | Retirement Government Money Market Portfolio
Supplement to the
Retirement Government Money Market Portfolio
October 30, 2014
Prospectus

Effective May 31, 2015, Retirement Government Money Market Portfolio's principal investment strategies as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised so that the Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully. This policy is subject to change only upon 60 days' prior notice to shareholders.